CAPITAL STOCK AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share purchase warrant, RSU and stock option transactions

	Warrants		RSUs	Stock Options
		Weighted			Weighted
		Average			Average
	Number	Exercise Price	Number	Number	Exercise Price
Outstanding, December 31, 2020	2,812,500	$10.80	48,074	5,274,972	$5.16
Exercised	—	$—	—	(2,448,237)	$3.39
Cancelled	—	$—	—	(167,833)	$4.53
Granted	—	$—	8,000	2,616,222	$13.57
Outstanding, December 31, 2021	2,812,500	$10.80	56,074	5,275,124	$10.18
Granted	—	$—	1,836,766	399,306	$8.61
Replacement Warrants (Note 8)	150,691	$14.19	—	—	$—
Replacement Options (Note 8)	—	$—	—	77,158	$9.87
Exercised	(2,812,500)	$10.80	(48,074)	(479,169)	$5.19
Cancelled	(137,868)	$14.88	(8,945)	(238,994)	$11.80
Outstanding, December 31, 2022	12,823	$6.77	1,835,821	5,033,425	$10.44
Exercisable, December 31, 2022	12,823	$6.77	—	3,670,944	$9.77

Schedule of incentive stock options and share purchase warrants outstanding and exercisable

As at December 31, 2022, incentive stock options and share purchase warrants outstanding and exercisable were as follows:

		Number of	Weighted Average	Number of
	Exercise Price	Options	Remaining Life	Options
	($/Share)	Outstanding	(Years)	Exercisable
Options	1.00 - 5.00	1,056,953	2.06	1,056,953
	5.01 - 10.00	309,745	4.40	38,062
	10.01 - 15.00	3,666,727	3.32	2,575,929
		5,033,425	3.13	3,670,944

Warrants	1.00 - 5.00	110	0.29	110
	5.01 - 10.00	12,713	0.25	12,713
		12,823	0.25	12,823

Summary of RSU's outstanding	As at December 31, 2022, RSUs outstanding were as follows:

	Number	Vesting Year
RSUs	400,776	2023
	1,435,045	2024
	1,835,821

Schedule of weighted average inputs used

	Warrants		Stock Options
	2022	2021	2022	2021
Expected life (years)	0.3	—	3.4	3.1
Annualized volatility	35%	—	67%	78%
Dividend rate	0.00%	—	0.00%	0.00%
Risk-free interest rate	2.74%	—	2.92%	0.65%